Share capital, stock options and other stock-based plans Aggregate intrinsic values (Details) - Share units - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding	CAD 26,849	CAD 23,433
Exercisable	3,198	624
Exercised	CAD 1,599	CAD 7,238